Cover	Oct. 10, 2022
Entity Information [Line Items]
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line One	4991 Lake Brook Drive
Entity Address, Postal Zip Code	23060-9245
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
City Area Code	(804)
Local Phone Number	217-5800
Entity Incorporation, State or Country Code	VA
Entity File Number	1-9819
Entity Tax Identification Number	52-1549373
Entity Emerging Growth Company	false
Entity Central Index Key	0000826675
Amendment Flag	false
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 10, 2022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DX
Security Exchange Name	NYSE
Series C Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock,par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE